Trade and other payables	12 Months Ended
Mar. 31, 2020
Trade and other payables [abstract]
Trade and other payables
15.
Trade and other payables

Trade and other payables consist of the following:

	As at March 31,
	2020		2019
Trade payables	Rs.	10,745	Rs.	10,296
Due to creditors for expenses		4,503		3,375
Due to capital creditors		1,411		882
	Rs.	16,659	Rs.	14,553

For details regarding the Company’s exposure to currency and liquidity risks, see Note 31 of these consolidated financial statements under “Liquidity risk”.